Commitments and Contingencies (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($)		3 Months Ended	8 Months Ended
	Jul. 21, 2020	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Commitments and Contingencies
Underwriting discount (as a percent)		2.00%	2.00%
Underwriting discount paid		$ 2,500,000	$ 2,500,000
Deferred underwriting fees (as a percent)		3.50%	3.50%
Deferred underwriting fees		$ 4,443,250	$ 4,443,250	$ 4,443,250
Underwriting Discount Per Unit		$ 0.10	$ 0.10
Deferred underwriting commissions per unit (in dollars per share)		$ 0.175	$ 0.175
Over-allotment
Commitments and Contingencies
Overallotment option period	45 days
Units Issued During Period, Shares, New Issues	1,875,000